SMA Relationship Trust

Prospectus Supplement | July 19, 2023

Includes:

•  Series M

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated April 28, 2023, for Series M (the "Fund"), a series of SMA Relationship Trust, as follows:

Kevin McIntyre and Chuck Grande no longer serve as portfolio managers for the Fund, and Oleg Morodokhin and Lisa DiPaolo are added as portfolio managers for the Fund. Ryan Nugent will continue to serve as a portfolio manager for the Fund.

Therefore, the information under the heading "Series M—Fund Summary" and the sub-heading "Portfolio managers" of the Prospectus is deleted in its entirety and replaced by the following:

• Ryan Nugent, portfolio manager of the Fund since 2019

• Oleg Morodokhin, portfolio manager of the Fund since July 2023

• Lisa DiPaolo, portfolio manager of the Fund since July 2023.

Additionally, the information under the heading "Additional information-Management" and the sub-heading "Portfolio management" of the Prospectus is deleted in its entirety and replaced by the following:

Investment decisions for the Fund are made by an investment management team at the Advisor. Information is provided below for the portfolio managers within the investment management team that are jointly and primarily responsible for coordinating the day-to-day management of the Fund.

Ryan Nugent, Oleg Morodokhin and Lisa DiPaolo are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The Advisor's investment professionals are organized into investment management teams. Messrs. Nugent and Morodokhin and Ms. DiPaolo together with input from other members of the Municipal Fixed Income Team, utilize market information and proprietary research to manage the Fund. Messrs. Nugent and Morodokhin and Ms. DiPaolo also have access to other members of the Advisor's Fixed Income Team, which includes portfolio managers and analysts across the various fixed income sectors. Messrs. Nugent and Morodokhin and Ms. DiPaolo have ultimate responsibility for research, implementing strategies and reviewing the overall composition of the Fund in an effort to ensure its compliance with its stated investment objective and strategies. Information about Messrs. Nugent and Morodokhin and Ms. DiPaolo is provided below.

ZS-1227

Ryan Nugent is Head of Municipal Trading, an Executive Director and Senior Portfolio Manager at UBS Asset Management. Mr. Nugent has been a portfolio manager of the Fund since 2019.

Oleg Morodokhin is Head of Municipal Credit Research, an Executive Director and Portfolio Manager at UBS Asset Management. Prior to joining UBS Asset Management in 2010, Mr. Morodokhin was formerly employed by Dexis Credit Local as a municipal credit analyst within the Credit Risk Management Department. Mr. Morodokhin is a CFA charterholder. Mr. Morodokhin has been a portfolio manager of the Fund since July 2023.

Lisa DiPaolo is an Executive Director and Portfolio Manager at UBS Asset Management. Ms. DiPaolo has 20 years of experience in the public finance industry as a municipal credit analyst, portfolio manager and senior investment team member. Ms. DiPaolo has been a portfolio manager of the Fund since July 2023.

The SAI for the Fund provides information about the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

SMA Relationship Trust

Supplement to the Statement of Additional Information | July 19, 2023

Includes:

•  Series M

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information ("SAI"), dated April 28, 2023, for Series M (the "Fund"), a series of SMA Relationship Trust, as follows:

Kevin McIntyre and Chuck Grande no longer serve as portfolio managers for the Fund, and Oleg Morodokhin and Lisa DiPaolo are added as portfolio managers for the Fund. Ryan Nugent will continue to serve as a portfolio manager for the Fund.

Therefore, in the SAI under the heading "Investment advisory, administration, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information for Kevin McIntyre and Chuck Grande is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Oleg Morodokhin*	—	$—	—	$—	5,501	$8,970
Lisa DiPaolo*	3	890	—	—	682	2,696

  *  Mr. Morodokhin and Ms. DiPaolo became portfolio managers of the Fund in July 2023. Information is as of June 30, 2023.

In addition, the following is added as the last sentence in the SAI under the heading "Investment advisory, administration, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

As of June 30, 2023, Mr. Morodokhin and Ms. DiPaolo did not own shares in the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1228